SHARE CAPITAL AND RESERVES (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2025 $ / shares	Mar. 31, 2025 $ / shares
SHARE CAPITAL AND RESERVES
Number of options outstanding, beginning	5,945,332	13,410,000
Number of options Cancelled	0	(1,480,000)
Number of options Exercised	(133,332)	(6,214,668)
Number of options Expired	0	(60,000)
Number of options granted	200,000	290,000
Number of options outstanding, ending	6,012,000	5,945,332
Weighted average exercise price outstanding, beginning	$ 0.102	$ 0.000
Weighted average exercise price Cancelled		0.116
Weighted average exercise price Exercised	0.095	0.000
Weighted average exercise price Expired		0.120
Weighted average exercise price Granted	0.680	0.670
Weighted average exercise price outstanding, ending	$ 0.153	$ 0.102